Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0001290900
Registrant Name	COMMERCIAL VEHICLE GROUP, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES